UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-2944
                                                     --------

                     Oppenheimer Rising Dividend Fund, Inc.
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: October 31
                                               ----------

                      Date of reporting period: 01/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                    SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.0%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.0%
McDonald's Corp.                                   255,000      $    13,655,250
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                  444,700           15,190,952
                                                                ----------------
                                                                     28,846,202
--------------------------------------------------------------------------------
MEDIA--1.0%
McGraw-Hill Cos., Inc. (The)                       222,000            9,492,720
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Target Corp.                                       121,800            6,769,644
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
Staples, Inc.                                      479,300           11,474,442
--------------------------------------------------------------------------------
Tiffany & Co.                                      152,200            6,072,780
                                                                ----------------
                                                                     17,547,222
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Nike, Inc., Cl. B                                  209,200           12,920,192
--------------------------------------------------------------------------------
CONSUMER STAPLES--10.7%
--------------------------------------------------------------------------------
BEVERAGES--1.6%
PepsiCo, Inc.                                      217,800           14,851,782
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.6%
Kellogg Co.                                        328,700           15,744,730
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                           305,900            8,950,634
                                                                ----------------
                                                                     24,695,364
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.1%
Colgate-Palmolive Co.                              261,900           20,166,300
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                         280,800           18,518,760
                                                                ----------------
                                                                     38,685,060
--------------------------------------------------------------------------------
TOBACCO--2.4%
Altria Group, Inc.                                 295,408           22,397,835
--------------------------------------------------------------------------------
ENERGY--11.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Schlumberger Ltd.                                  105,300            7,945,938
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--10.4%
Apache Corp.                                       129,200           12,330,848
--------------------------------------------------------------------------------
Chevron Corp.                                      226,800           19,164,600
--------------------------------------------------------------------------------
ConocoPhillips                                     171,500           13,774,880
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  228,735           19,762,704
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                         92,100           10,235,994
--------------------------------------------------------------------------------
Spectra Energy Corp.                               463,500           10,586,340
--------------------------------------------------------------------------------
Total SA, Sponsored ADR                            171,039           12,448,218
                                                                ----------------
                                                                     98,303,584
--------------------------------------------------------------------------------
FINANCIALS--17.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
Lehman Brothers Holdings, Inc.                     110,700            7,103,619
--------------------------------------------------------------------------------
Northern Trust Corp.                               177,900           13,050,744
--------------------------------------------------------------------------------
UBS AG                                             372,878           15,396,133
                                                                ----------------
                                                                     35,550,496
--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.6%
U.S. Bancorp                                       473,400           16,071,930
--------------------------------------------------------------------------------


                   1 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    SHARES                VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
--------------------------------------------------------------------------------
Wachovia Corp.                                     450,511      $    17,538,393
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  564,632           19,203,134
                                                                ----------------
                                                                     52,813,457
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.5%
Bank of America Corp.                              410,731           18,215,920
--------------------------------------------------------------------------------
CME Group, Inc.                                     13,500            8,355,150
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               537,100           25,539,105
                                                                ----------------
                                                                     52,110,175
--------------------------------------------------------------------------------
INSURANCE--2.8%
American International Group, Inc.                 106,600            5,880,056
--------------------------------------------------------------------------------
Chubb Corp.                                        226,800           11,745,972
--------------------------------------------------------------------------------
Prudential Financial, Inc.                         103,500            8,732,295
                                                                ----------------
                                                                     26,358,323
--------------------------------------------------------------------------------
HEALTH CARE--8.8%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Bard (C.R.), Inc.                                  118,400           11,433,888
--------------------------------------------------------------------------------
Medtronic, Inc.                                    155,900            7,260,263
                                                                ----------------
                                                                     18,694,151
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.8%
Abbott Laboratories                                194,900           10,972,870
--------------------------------------------------------------------------------
Johnson & Johnson                                  141,100            8,925,986
--------------------------------------------------------------------------------
Novartis AG, ADR                                   193,970            9,816,822
--------------------------------------------------------------------------------
Pfizer, Inc.                                       645,300           15,093,567
--------------------------------------------------------------------------------
Roche Holding AG                                    56,088           10,161,960
--------------------------------------------------------------------------------
Wyeth                                              221,000            8,795,800
                                                                ----------------
                                                                     63,767,005
--------------------------------------------------------------------------------
INDUSTRIALS--15.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
Rockwell Collins, Inc.                             220,600           13,941,920
--------------------------------------------------------------------------------
United Technologies Corp.                          258,921           19,007,391
                                                                ----------------
                                                                     32,949,311
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
FedEx Corp.                                         68,200            6,375,336
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.4%
ABB Ltd., Sponsored ADR                            446,900           11,172,500
--------------------------------------------------------------------------------
Emerson Electric Co.                               412,600           20,976,584
                                                                ----------------
                                                                     32,149,084
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
General Electric Co.                               724,400           25,651,004
--------------------------------------------------------------------------------
MACHINERY--3.6%
Caterpillar, Inc.                                  167,700           11,930,178
--------------------------------------------------------------------------------
Deere & Co.                                        140,000           12,286,400
--------------------------------------------------------------------------------
Paccar, Inc.                                       201,200            9,440,304
                                                                ----------------
                                                                     33,656,882
--------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Norfolk Southern Corp.                             245,400           13,347,306


                   2 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                    SHARES                VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.5%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
International Business Machines Corp.              162,400      $    17,432,016
--------------------------------------------------------------------------------
IT SERVICES--1.7%
Automatic Data Processing, Inc.                    385,200           15,627,564
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--7.1% Intel Corp.                        691,000           14,649,200
--------------------------------------------------------------------------------
Linear Technology Corp.                            559,300           15,475,831
--------------------------------------------------------------------------------
Microchip Technology, Inc.                         639,900           20,419,209
--------------------------------------------------------------------------------
Texas Instruments, Inc.                            542,300           16,773,339
                                                                ----------------
                                                                     67,317,579
--------------------------------------------------------------------------------
SOFTWARE--1.9%
Microsoft Corp.                                    548,530           17,882,078
--------------------------------------------------------------------------------
MATERIALS--4.0%
--------------------------------------------------------------------------------
CHEMICALS--3.2%
BASF SE, Sponsored ADR                              68,600            8,945,440
--------------------------------------------------------------------------------
Monsanto Co.                                       102,300           11,502,612
--------------------------------------------------------------------------------
Praxair, Inc.                                      124,000           10,032,840
                                                                ----------------
                                                                     30,480,892
--------------------------------------------------------------------------------
METALS & MINING--0.8%
Allegheny Technologies, Inc.                       104,600            7,363,840
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
AT&T, Inc.                                         457,300           17,601,477
--------------------------------------------------------------------------------
Verizon Communications, Inc.                       399,578           15,519,610
                                                                ----------------
                                                                     33,121,087
--------------------------------------------------------------------------------
UTILITIES--4.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.6%
Duke Energy Corp.                                  448,200            8,363,412
--------------------------------------------------------------------------------
Exelon Corp.                                       117,500            8,952,325
--------------------------------------------------------------------------------
PPL Corp.                                          167,400            8,189,208
--------------------------------------------------------------------------------
Southern Co.                                       230,200            8,367,770
                                                                ----------------
                                                                     33,872,715
--------------------------------------------------------------------------------
MULTI-UTILITIES--0.9%
SCANA Corp.                                        233,200            8,696,028
                                                                ----------------
Total Common Stocks (Cost $919,292,237)                             907,671,872
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.7%
--------------------------------------------------------------------------------
Schering-Plough Corp., 6% Cv.
(Cost $23,797,780)                                  85,500           16,269,795
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--1.8%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 4.54% 1,2 (Cost $16,399,195)       16,399,195           16,399,195
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $959,489,212)                                   99.8%         940,340,862
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                        0.2            2,132,846

                                                --------------------------------
NET ASSETS                                           100.0%     $   942,473,708
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS


                   3 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES        GROSS          GROSS             SHARES
                                                          OCTOBER 31, 2007    ADDITIONS     REDUCTIONS   JANUARY 31, 2008
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              9,358,304    62,162,664     55,121,773         16,399,195

                                                                                                                 DIVIDEND
                                                                                                 VALUE             INCOME
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                        $ 16,399,195         $  176,314

2. Rate shown is the 7-day yield as of January 31, 2008.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company,


                   4 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended January 31, 2008 was as follows:

                                                 CALL OPTIONS
                                     -------------------------
                                     NUMBER OF      AMOUNT OF
                                     CONTRACTS       PREMIUMS
--------------------------------------------------------------
Options outstanding as of
October 31, 2007                         1,621   $    139,797
Options written                         15,438        859,769
Options closed or expired              (17,059)      (999,566)
Options exercised                           --             --
                                     -------------------------
Options outstanding as of
January 31, 2008                            --   $         --
                                     =========================

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption


                   5 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $    960,686,862
                                             =================

Gross unrealized appreciation                $     48,255,829
Gross unrealized depreciation                     (68,601,829)
                                             -----------------
Net unrealized depreciation                  $    (20,346,000)
                                             =================


                   6 | OPPENHEIMER RISING DIVIDENDS FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividend Fund, Inc.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date: 03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008